Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Mar. 23, 2015
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	526,551,953
Exercised during the year, Number	(945,000)	(417,000)
Sale of Treasury Shares, Number	(6,032,719)
Capital stock outstanding, Shares, Ending Balance	528,802,322	526,551,953
Common Stock, Amount [Roll Forward]
Exercise of stock options	$ 6	$ 3
Stock-based compensation	50	68	86
Tax deficiencies related to stock-based compensation	8	(13)	(11)
Purchase of treasury stock	61	16	25
Treasury Stock [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	7,660,000	9,020,000	8,711,000
Purchase of treasury stock		1,641,000	3,006,000
Sale of Treasury Shares, Number	(6,033,000)
Treasury stock vested	(1,627,000)	(3,001,000)	(2,697,000)
Capital stock outstanding, Shares, Ending Balance	0	7,660,000	9,020,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	(179)	(234)	(299)
Purchase of treasury stock	141	(16)	(25)
Treasury stock vested	38	71	90
Capital stock outstanding, Value, Ending Balance	0	(179)	(234)
Capital Stock and Additional Paid-In Capital [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance	526,552,000	524,160,000	524,160,000
Exercised during the year, Number	945,000	417,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,305,000	1,975,000
Capital stock outstanding, Shares, Ending Balance	528,802,000	526,552,000	524,160,000
Common Stock, Amount [Roll Forward]
Capital stock outstanding, Value, Beginning Balance	2,418	2,431	2,446
Exercise of stock options	6	3
Stock-based compensation	50	68	86
Tax deficiencies related to stock-based compensation	8	(13)	(11)
Treasury stock vested	(38)	(71)	(90)
Capital stock outstanding, Value, Ending Balance	$ 2,444	$ 2,418	$ 2,431
Voting Common Stock [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance				529,000,000
Capital stock outstanding, Shares, Ending Balance				529,000,000
Employee Stock Option [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance				1,000,000
Capital stock outstanding, Shares, Ending Balance				1,000,000
Restricted Share Unit [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance				26,000,000
Capital stock outstanding, Shares, Ending Balance				26,000,000
Deferred Stock Unit [Member]
Common Stock [Roll Forward]
Capital stock outstanding, Shares, Beginning Balance				300,000
Capital stock outstanding, Shares, Ending Balance	108,954			300,000